Fair Values (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Liabilities:
Certificates of deposit	$ 12,061
Long-term Debt	59,570	66,416
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	40,452	36,880
Cardmember loans, net	60,747	57,204
Variable Interest Enterprise [Member]
Financial Liabilities:
Long-term Debt	20,856	23,341
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	8,000	8,100
Cardmember loans, net	33,300	33,200
Carrying Value [Member]
Financial Assets:
Assets for which carrying values equal or approximate fair value	70,000	61,000
Loans, net	61,000	58,000
Financial Liabilities:
Liabilities for which carrying values equal or approximate fair value	51,000	43,000
Certificates of deposit	12,000	13,000
Long-term Debt	59,000	66,000
Fair Value [Member]
Financial Assets:
Assets for which carrying values equal or approximate fair value	70,000	61,000
Loans, net	62,000	58,000
Financial Liabilities:
Liabilities for which carrying values equal or approximate fair value	51,000	43,000
Certificates of deposit	12,000	13,000
Long-term Debt	62,000	69,000
Fair Value [Member] | Variable Interest Enterprise [Member]
Financial Liabilities:
Long-term Debt	$ 21,100	$ 23,600